Reconciliation of Statutory Federal Income Tax (benefit) Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits Summary [Line Items]
Tax (benefit) at statutory federal rate	34.00%	34.00%
State Tax (benefit)-net of federal benefit	(3.24%)	1.31%
Permanent differences	1.83%	(0.04%)
Credits	1.97%	1.83%
Change in Valuation Allowance	(34.25%)	(37.07%)
Other	(0.31%)	(0.19%)
Provision for Taxes	0.00%	(0.16%)